Business and Basis of Presentation (Details) - FREYR AS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (11,887)	$ (895)	$ (9,605)	$ (1,201)
Operating cash flows	$ (6,392)	$ (482)	$ (7,336)	$ (1,201)